PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
PRINCIPAL ACCOUNTING POLICIES
Schedule of amounts and balances of the consolidated VIE that were included in the group's consolidated financial statements after the elimination of intercompany balances and transactions

	As of December 31,
	2022	2023
	RMB	RMB
Cash and cash equivalents	13,968	339
Accounts receivable, net	373	342
Amount due from related parties	2,688	1,454
Prepayments and other current assets	4,122	825
Property and equipment, net	84	52
Intangible assets, net	9,302	7,869
Other non-current assets	92	33
Total assets	30,629	10,914

Payable to riders and drivers	304	269
Amount due to related parties	966	1,408
Accrued expenses and other current liabilities	15,559	11,322
Total liabilities	16,829	12,999

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net revenues	13,104	15,769	1,219
Net loss	(58,641)	(36,743)	(29,952)
Net cash provided by/(used in) operating activities	4,308	10,007	(36,203)
Net cash used in investing activities	(859)	—	(63)

Schedule of estimated useful lives of property and equipment, net

Category	Estimated useful lives
Computer equipment	3-4 years
Office facilities	3-5 years
Vehicles	5 years
Software	3-5 years
Leasehold improvement	Over the shorter of the expected useful life or the lease term

Schedule of useful lives of identifiable intangible assets

Category	Amortization Years
BCA	3-10
NCC	7
Technology	3.7
Trademark and domain name	9-9.7

Schedule of disaggregated revenues by revenue streams

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
JDDJ: (1)
Services	4,045,550	6,205,180	6,489,420
Sales of goods	—	4,845	2,334
Subtotal	4,045,550	6,210,025	6,491,754
Dada Now: (2)
Services	2,753,458	3,082,928	3,963,593
Sales of goods	67,254	74,642	50,903
Subtotal	2,820,712	3,157,570	4,014,496
Total	6,866,262	9,367,595	10,506,250

Notes:

(1)	Includes net revenues from (i) commission fee, and online advertising and marketing services of RMB2,275,306, RMB3,831,218 and RMB3,810,368 for the years ended December 31, 2021, 2022 and 2023, respectively; and (ii) fulfillment services and others of RMB1,770,244, RMB2,373,962 and RMB2,679,052 for the years ended December 31, 2021, 2022 and 2023, respectively.
(2)	Includes net revenues from on-demand delivery services and freight services. Revenue from on-demand delivery services for which the Group acts as a principal was RMB1,681,121, RMB2,343,206 and RMB3,279,905 for the years ended December 31, 2021, 2022 and 2023, respectively.

Schedule of opening and closing balances of the Group's advances from customers

Advances from
Customers
RMB
Ending Balance as of January 1, 2021	26,251
Additions, net	23,264
Ending Balance as of December 31, 2021	49,515
Additions, net	44,407
Ending Balance as of December 31, 2022	93,922
Additions, net	56,321
Ending Balance as of December 31, 2023	150,243